Pension and Other Postretirement Benefits, Pension Weighted Average Assumptions (Details) (Pension Plan [Member])					8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	3.82%	4.07%	3.63%	4.83%
Rate of compensation increase (in hundredths)	4.00%	4.00%	3.12%	3.17%
Weighted average assumptions used in determining net benefit costs [Abstract]
Discount rate (in hundredths)					5.68%	4.07%	5.18%	4.82%	4.83%	4.97%	5.75%	5.50%
Expected return on plan assets (in hundredths)					8.00%	8.00%	8.00%	6.24%	4.84%	6.21%	8.00%	6.52%
Rate of compensation increase (in hundredths)					4.00%	4.00%	4.00%	3.26%	3.17%	3.27%	4.00%	3.08%